As filed with the Securities and Exchange Commission on July 2, 2002

                                                   File Nos.  _____ and ________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.______                          [ ]
                  Post-Effective Amendment No.______                         [ ]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No._______

                                 OPTIMUM Q FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             125 CambrigePark Drive
                               Cambrige, MA 02140
               (Address of Principal Executive Offices) (Zip Code)

                                 (617) 234-2200
              (Registrant's Telephone Number, Including Area Code)

                                  John Sherman
                             125 CambrigePark Drive
                               Cambrige, MA 02140
                     (Name and Address of Agent for Service)

                                   Copies to:

           Julie Allecta, Esq.                   Elaine E. Richards, Esq.
 Paul, Hastings, Janofsky & Walker, LLP      U.S. Bancorp Fund Services, LLC
      55 Second Street, 24th Floor         615 East Michigan Street, 2nd Floor
         San Francisco, CA 94105                Milwaukee, Wisconsin 53202



 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

     It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b).
[   ]    on (date) pursuant to paragraph (b).
[   ]    60 days after filing pursuant to paragraph (a)(1).
[   ]    on (date) pursuant to paragraph (a)(1).
[   ]    75 days after filing pursuant to paragraph (a)(2).
[   ]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[   ]    This  post-effective  amendment  designates  a new effective date for a previously filed post-effective amendment.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                       Subject to Completion, Dated July 2, 2002

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                                OPTIMUM QTM FUNDS




                                   Prospectus

                            ___________________, 2002











                         Optimum QTM - All Cap Core Fund
                       Optimum QTM - Balanced Growth Fund
                     Optimum QTM - Capital Conservation Fund






The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                TABLE OF CONTENTS


Optimum QTM - All Cap Core Fund................................................1

   INVESTMENT OBJECTIVE........................................................1
   PRINCIPAL INVESTMENT STRATEGIES.............................................1
   PRINCIPAL RISKS.............................................................1
   FEES AND EXPENSES...........................................................2

Optimum QTM - Balanced Growth Fund.............................................3

   INVESTMENT OBJECTIVE........................................................3
   PRINCIPAL INVESTMENT STRATEGIES.............................................3
   PRINCIPAL RISKS.............................................................4
   FEES AND EXPENSES...........................................................5

Optimum QTM - Capital Conservation Fund........................................6

   INVESTMENT OBJECTIVE........................................................6
   PRINCIPAL INVESTMENT STRATEGIES.............................................6
   PRINCIPAL RISKS.............................................................6
   FEES AND EXPENSES...........................................................7

Management of the Funds........................................................8

   THE ADVISER.................................................................8
   PORTFOLIO MANAGERS..........................................................8
   HISTORICAL PERFORMANCE INFORMATION - OPTIMUM QTM - ALL CAP CORE.............9

More About the Funds..........................................................10

   ADDITIONAL INVESTMENT STRATEGIES...........................................10
   ADDITIONAL RISKS...........................................................10

Your Account..................................................................11

   DISTRIBUTION OF SHARES.....................................................11
   SHARE PRICE................................................................11
   BUYING SHARES..............................................................12
   SELLING SHARES.............................................................14
   EXCHANGING SHARES..........................................................15
   RETIREMENT AND OTHER QUALIFIED PLANS.......................................15
   GENERAL TRANSACTION POLICIES...............................................16

Distributions and Taxes.......................................................17

   DIVIDENDS AND DISTRIBUTIONS................................................17
   TAXATION...................................................................17

Notice of Privacy Policy......................................................18

Risk/Return Summary
Optimum QTM - All Cap Core Fund                  Optimum QTM - All Core Cap Fund
--------------------------------------------------------------------------------

Investment Objective
The All Cap Core Fund's investment objective is long-term growth of capital.

Principal Investment Strategies
To achieve its investment objective, the Fund invests primarily in common stock of U.S. companies. The Fund utilizes a broad market, U.S. equity, all-cap/all-style strategy. The "Optimum Q - All Cap Core" model was developed using the proprietary Optimum Q disciplined quantitative process. An important part of the strategy is its dynamic style allocation, which allows the style mix of the Fund's portfolio to change in response to market conditions. This is particularly important in periods where the market is rapidly shifting among styles, allowing the product to potentially enhance returns by being in the market areas that are expected to have the greatest performance.

Using this "all-cap/all-style" model, the Adviser makes investments from a universe of companies that approximates the Russell 3000(R) Index, an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Adviser's model has been constructed to optimize risk-adjusted return. The term "all-cap/all-style" describes the fact that the model considers for its portfolio stocks of small, medium and large companies, whether considered value stocks or growth stocks. The Adviser controls risk by employing constraints in model construction and by developing diversification guidelines that limit allocations across company, business, industry and sector.

The Adviser may choose to sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities. The Fund may trade its investments frequently in trying to achieve its investment goal resulting in a high portfolio turnover rate.

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The main risks of investing in the Fund are:

--------------------------------------------------------------------------------
This Fund may be appropriate for you if:

o    You wish to invest for the long-term

o    You are seeking growth and value style investment in any size company

o    You are looking for an equity component to complete your protfolio

This Fund is not appropriate for you if you have short-term financial goals.
--------------------------------------------------------------------------------

Stock Market Risks. Equity security prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

Small/Medium Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Management Risks. The Adviser's  judgments about the  attractiveness,  value and
potential   appreciation  of  particular  companies'  stocks  may  prove  to  be incorrect.

Portfolio Turnover Risks. The Fund may engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a high turnover rate. High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the tables below and are further explained in the example that follows:


Risk/Return Summary                        Optimum Q - Capital Conservation Fund
--------------------------------------------------------------------------------

--------------------------------------------- ---------
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on          None
Purchases
Maximum Deferred Sales Charge (Load)            None
Maximum Sales Charge (Load) Imposed on          None
Reinvested Distributions
Redemption Fee (1)                              None
Exchange Fee (2)                                None
Maximum Account Fee                             None
--------------------------------------------- ---------

---------------------------------------------- --------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
---------------------------------------------- --------
Management Fees                                0.75%
Distribution (12b-1) Fees (3)                  0.00%
Other Expenses (4)                             0.38%
Total Annual Fund Operating Expenses (5)       1.13%
   Less:  Expense waiver/reimbursement         0.00%
Net Expenses                                   1.13%
---------------------------------------------- --------

(1)  You may be charged a $15.00 fee for wire redemptions.
(2)  The Fund's transfer agent charges a $5.00 for each telephone exchange.
(3) The Fund is currently not accruing any Rule 12b-1 distribution fees under its Rule 12b-1 plan.
(4) "Other Expenses" are estimated for the Fund's current fiscal year and include custodian, administration, transfer agency and other customary Fund expenses.
(5) The Adviser has contractually agreed to limit the Fund's Total Annual Fund Operating Expenses to 1.50% of average net assets of the Fund through November 30, 2003. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Fund is not obligated to repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;

o    You redeem all of your shares at the end of those periods;

o    Your investment has a 5% return each year;

o    Your dividends and distributions have been reinvested; and

o
The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -----------
   1 Year      3 Years
------------- -----------
    $115         $359
------------- -----------

Optimum QTM - Balanced Growth Fund
--------------------------------------------------------------------------------

Investment Objective
The Balanced Growth Fund's investment objective is long-term growth through capital appreciation and income.

Principal Investment Strategies
To achieve its investment objectives, the Fund may diversify its portfolio over all categories of assets available for investments--debt and equity, domestic and foreign, growth and value. Under normal conditions, the Fund will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in debt securities. The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities. The Fund's asset mix will change based on existing and anticipated market conditions.

Equity Securities: The Fund's domestic equity portfolio will consist primarily of common stock managed in a style similar to the Optimum Q - All Cap Core Fund, which uses a broad market all cap/all style strategy. Using this "all-cap/all-style" model, the Adviser makes investments from a universe of companies that approximates the Russell 3000(R) Index, an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Adviser's model has been constructed to optimize risk-adjusted return. The term "all-cap/all-style" describes the fact that the model considers for its portfolio stocks of small, medium and large companies, whether considered value stocks or growth stocks. The Adviser controls risk by employing constraints in model construction and by developing diversification guidelines that limit allocations across company, business, industry, and sector.

The Fund's allocation to foreign equities is managed through a more fundamental approach. The portfolio is diversified across countries and may include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests, equity participations and American Depositary Receipts (ADRs).

Fixed Income Securities: The Fund's investments in fixed income securities may be of any credit quality (investment grade to high-yield bonds) and may have all types of interest rate payment and reset terms. The Adviser may select fixed income securities issued by the U.S. government or any of its agencies, foreign governments, and U.S. and foreign companies. The Fund may include mortgage-backed, asset-backed, high-yield and derivative securities. In selecting securities for the fixed-income portion of the Fund, the Adviser establishes duration targets and determines the appropriate allocation among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market.

The Adviser may choose to sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities. The Fund may trade its investments frequently in trying to achieve its investment goal resulting in a high portfolio turnover rate.

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The main risks of investing in the Fund are:

--------------------------------------------------------------------------------
This Fund may be appropriate for you if:

o    You wish to invest for the long-term

o    You are seeking growth and value style investment in any size company

o    You are looking for an equity component to complete your protfolio

This Fund is not appropriate for you if you have short-term financial goals.
--------------------------------------------------------------------------------

Stock Market Risks. Equity security prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Small/Medium Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Foreign Securities Risks. The Fund may invest in foreign securities and ADRs. Foreign investments involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. If interest rates fall, the Fund's income could also decline.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk. During periods of declining interest rates, a bond issuer may "call" -- or repay -- its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Prepayment Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

High-Yield Debt Securities Risks. High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an nationally recognized statistical rating organization. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may effect their ability to meet their interest or principal payment obligations.

Risks of Derivative Instruments. The Fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the Adviser when entering into the derivative instrument.

Portfolio Turnover Risks: The Fund may engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a high turnover rate. High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the tables below and are further explained in the example that follows:

--------------------------------------------- ---------
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on          None
Purchases
Maximum Deferred Sales Charge (Load)            None
Maximum Sales Charge (Load) Imposed on          None
Reinvested Distributions
Redemption Fee (1)                              None
Exchange Fee (2)                                None
Maximum Account Fee                             None
--------------------------------------------- ---------


---------------------------------------------- --------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
---------------------------------------------- --------
Management Fees                                0.75%
Distribution (12b-1) Fees (3)                  0.00%
Other Expenses (4)                             0.38%
Total Annual Fund Operating Expenses (5)       1.13%
   Less:  Expense waiver/reimbursement         0.00%
Net Expenses                                   1.13%
---------------------------------------------- --------

(1)  You may be charged a $15.00 fee for wire redemptions.
(2)  The Fund's transfer agent charges a $5.00 for each telephone exchange.
(3) The Fund is currently not accruing any Rule 12b-1 distribution fees under its Rule 12b-1 plan.
(4) "Other Expenses" are estimated for the Fund's current fiscal year and include custodian, administration, transfer agency and other customary Fund expenses.
(5) The Adviser has contractually agreed to limit the Fund's Total Annual Fund Operating Expenses to 1.50% of average net assets of the Fund through November 30, 2003. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Fund is not obligated to repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;
o    You redeem all of your shares at the end of those periods;
o    Your investment has a 5% return each year;
o    Your dividends and distributions have been reinvested; and
o    The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -----------
   1 Year      3 Years
------------- -----------
    $115         $359
------------- -----------

Optimum QTM - Capital Conservation Fund
--------------------------------------------------------------------------------
Investment Objective
The Capital Conservation Fund's investment objective is to preserve the value of Fund assets and produce income.

Principal Investment Strategies
To meet its investment objectives, the Fund invests primarily in U.S. dollar-denominated investment grade bonds (i.e., securities rated BBB or higher by Standard & Poor's or its equivalent by another nationally recognized statistical rating organization ("NRSRO") or determined by the Adviser to be of comparable quality). Such investments include obligations issued or guaranteed by the U.S. Government and its agencies and in debt obligations of U.S.
corporations. The Fund may also invest in asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and the obligations of U.S. banks.

The Adviser manages the Fund as a low-duration, high-quality bond portfolio. The Fund normally maintains a weighted average effective maturity of between one and two years. The Fund requires that securities rated in the top three ratings categories (i.e., securities rated A or better) account for 75% of the Fund's assets. The Adviser believes that portfolios of this profile can generate higher returns than a money market fund with a better risk/reward relationship than most short or intermediate-term bond funds.

In selecting portfolio securities, the Adviser uses a "top-down" approach by first monitoring and evaluating economic trends. The Adviser establishes duration targets and determines an appropriate allocation of the Fund's assets among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when other comparable investments are judged to offer superior risk/reward profiles.

Principal Risks
Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The main risks of investing in the Fund are:

Bond are:
Interest-bearing debt securities that obligate the issuer(i.e., U.S. Governement or company) to pay the holders specific amounts on scheduled payment dates. The issuer is generally required to repay the principal amount of the obligation at maturity, although a portion of the principal payments may be made over the life of the bond.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This Fund may be appropriate for you if:

o    You wish to invest for the long-term

o    You are seeking growth and value style investment in any size company

o    You are looking for an equity component to complete your protfolio

This Fund is not appropriate for you if you have short-term financial goals.
--------------------------------------------------------------------------------

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. If interest rates fall, the Fund's income could also decline.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk. During periods of declining interest rates, a bond issuer may "call" -- or repay -- its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Prepayment Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the tables below and are further explained in the example that follows:

Risk/Return Summary                        Optimum Q - Capital Conservation Fund
--------------------------------------------------------------------------------

--------------------------------------------- ---------
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on          None
Purchases
Maximum Deferred Sales Charge (Load)            None
Maximum Sales Charge (Load) Imposed on          None
Reinvested Distributions
Redemption Fee (1)                              None
Exchange Fee (2)                                None
Maximum Account Fee                             None
--------------------------------------------- ---------

--------------------------------------------- ---------
Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets)
Management Fees                               0.40%
Distribution (12b-1) Fees (3)                 0.00%
Other Expenses (4)                            0.52%
Total Annual Fund Operating Expenses (5)      0.92%
   Less:  Expense waiver/reimbursement        0.00%
Net Expenses                                  0.92%
--------------------------------------------- ---------

(1)  You may be charged a $15.00 fee for wire redemptions.
(2)  The Fund's transfer agent charges a $5.00 for each telephone exchange.
(3) The Fund is currently not accruing any Rule 12b-1 distribution fees under its Rule 12b-1 plan.
(4) "Other Expenses" are estimated for the Fund's current fiscal year and include custodian, administration, transfer agency and other customary Fund expenses.
(5) The Adviser has contractually agreed to limit the Fund's Total Annual Fund Operating Expenses to 0.95% of average net assets of the Fund through November 30, 2003. The Adviser can recapture any expenses or fees it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Fund is not obligated to repay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated; o You redeem all of your shares at the end of those periods; o Your investment has a 5% return each year; o Your dividends and distributions have been reinvested; and o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------- -----------
   1 Year      3 Years
------------- -----------
    $94          $293
------------- -----------


Management of the Funds
--------------------------------------------------------------------------------

The Adviser
MDT Advisers, Inc., located at 125 CambridgePark Drive, Cambridge, Massachusetts 02140, is responsible for the day-to-day management of the Funds in accordance with each Fund's respective investment objectives and policies (subject to the general supervision of the Funds' Board of Trustees). This includes making investment decisions, and buying and selling securities. For its services, the Adviser is entitled to receive an annual fee as shown below.

-------------------------------------------------- ------------------
Fund                                               Advisory Fee
                                                   (as a % of
                                                   average
                                                   daily net assets)
-------------------------------------------------- ------------------
Optimum Q - All Cap Core Fund                            0.75%
Optimum Q - Balanced Growth Fund                         0.75%
Optimum Q - Capital Conservation Fund                    0.40%
-------------------------------------------------- ------------------

The advisory fee is accrued daily and paid monthly. However, until November 30, 2003, the Adviser has contractually agreed to waive its fees and/or reimburse each Fund's operating expenses to the extent necessary to ensure that the total operating expenses, excluding taxes, interest and brokerage commissions (on an annual basis) do not exceed 1.50%, 1.50% and 0.95% of the All Cap Core Fund, Balanced Growth Fund and Capital Conservation Fund, respectively. The Adviser is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation. Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

The Adviser, a registered investment adviser with the Securities and Exchange Commission (SEC), was founded in 1988 and provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of August 31, 2002, the Adviser had over $500 million in assets under management.

Portfolio Managers
R. Schorr Berman, the President, CEO, and CIO of MDT Advisers, Inc., has over 17 years experience investing in public and private equities. He began investing quantitatively while an investment officer with Memorial Drive Trust, and he co-founded MDT Advisers, Inc. in 1988. Mr. Berman received a B.A. in English from Stanford University, and an M.B.A. from the Harvard Graduate School of Business Administration with the distinction of being a Baker Scholar. Mr. Berman is a co-portfolio manager of the All Cap Core Fund and the Balanced Growth Fund.

David M. Goldsmith, Director of Quantitative Equity Strategies, joined the Adviser in 1990. Dr. Goldsmith has over 21 years experience in the development and application of financial and statistical modeling techniques. He is a member of the Center for Economic Policy studies of Princeton University and has published in the Journal of Finance. Dr. Goldsmith received an A.B., Summa Cum Laude, Economics from Princeton University and a Ph.D., Economics, Concentration in Finance from Harvard University. Mr. Goldsmith is a co-portfolio manager of the All Cap Core Fund and the Balanced Growth Fund.

John F. Sherman, C.F.A., Manager of Fixed Income, joined the Adviser in 2000. He has over 11 years experience analyzing credit markets and has been responsible for the Adviser's fixed income investments for the past two years. He is a member of the Association for Investment Management and Research and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from the Boston University Graduate School of Management. Mr. Sherman is the portfolio manager of the Capital Conservation Fund and a co-portfolio manager of the Balanced Growth Fund.

Historical Performance Information - Optimum QTM - All Cap Core Provided below is historical performance information of all actual, fee-paying, discretionary equity accounts that have the same investment objectives, policies, strategies, and risks substantially similar to those of the Optimum Q - All Cap Core Fund (the "All Cap Core Accounts").

The following table sets forth all composite performance data relating to the historical performance of the All Cap Core Accounts, which consist of all actual, fee-paying, discretionary core accounts that have investment objectives, policies, strategies, and risks substantially similar to those of the All Cap Core Fund, managed by the Adviser for the periods indicated. The All Cap Core Accounts and the All Cap Core Fund are managed by the same team of portfolio managers of the Adviser--Schorr Berman and David Goldsmith. The All Cap Core Accounts represent assets of $35 million as of August 31, 2002.

This information is provided to illustrate the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the All Cap Core Fund. Performance of the All Cap Core Accounts is historical and does not represent the future performance of the All Cap Core Fund.

Returns are presented in conformance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Returns are gross of management fees and include the reinvestment of all income. Cash and cash equivalents are included in performance returns. The composite's returns are calculated on a time-weighted basis. Leverage has not been used in the All Cap Core Accounts.

The All Cap Core Accounts are not subject to the same type of expenses to which the All Cap Core Fund is subject and are not subject to the diversification requirements, tax restrictions, and investment limitations imposed on the All Cap Core Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the All Cap Core Accounts could have been adversely affected if the All Cap Core Accounts had been regulated under the federal securities and tax laws. The investment results of the composite presented below are unaudited and are not intended to predict or suggest the future returns of the All Cap Core Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

------------------------------------- ----------------------------------- -----------------------------
         Average Annual Total Returns  All Cap Core Accounts Composite(1)    Russell 3000(R)Index(2)

------------------------------------- ----------------------------------- -----------------------------
Year-to-Date   1/01/2002 - 6/30/2002                -1.54%                         -12.24%
1 year ended 12/31/2001                            -10.77%                         -11.46%
3 years ended 12/31/2001                             2.16%                          -0.31%
5 years ended 12/31/2001                            12.42%                          10.14%
Since Inception                                     16.75%                          13.16%
9/5/1991 - 12/31/2001
------------------------------------- ----------------------------------- -----------------------------

(1) Returns are presented gross of management fees. Actual returns would be reduced by investment advisory fees and other expenses that may be incurred in the management of the account.

(2) The Russell 3000(R) Index is an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The index does not reflect any deduction for fees, expenses or taxes.

More About the Funds
--------------------------------------------------------------------------------

Additional Investment Strategies
The Funds' investment objectives described in the Risk/Return Summaries may be changed without shareholder approval. If a Fund's objectives change, you will be notified at least 60 days in advance. The Fund's main investment strategies are discussed in the Risk/Return Summaries and are the strategies that the Funds' Adviser believes are most likely to be important in trying to achieve the Funds' objectives. You should note, however, that the Funds may use other strategies and invest in other securities not described in this prospectus. For a copy of the Fund's Statement of Additional Information (SAI) containing additional (non-principal) investment strategies and securities, please call 1-XXX-XXX-XXXX.

Besides the principal strategies discussed in the Risk/Return Summaries, the Capital Conservation Fund and the Balanced Growth Fund may use various techniques, such as buying and selling futures contracts, swaps, options, and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Capital Conservation Fund may invest a portion of its assets in debt obligations of foreign corporations, banks, governments and their political subdivisions. The Fund may also invest in futures, options and similar derivatives to manage its interest rate risk. Each Fund may lend securities to broker-dealers or other institutions to earn income.

Temporary Investments & Cash Holdings. Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as short-term, high-quality investment grade securities, while waiting to invest monies received from purchases of the Fund's shares or from the sale of its portfolio securities. Cash equivalents purchased by a Fund will be rated in the highest ratings categories by Standard & Poor's, Moody's Investor Service, Inc., Fitch Inc. or another NRSRO. Under normal market conditions, each Fund may hold cash or cash equivalents, such as commercial paper, Certificates of deposit, demand and time deposits and banker's acceptances, U.S. Government securities (e.g., U.S. Treasury obligations) or repurchase agreements.

In addition, each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. A Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy.

Additional Risks
Risks of Securities Lending. To generate additional income, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Futures and Options on Futures Risks. The Funds may use futures and options on futures for hedging purposes. The hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by a Fund or if the strategy does not correlate well with the fund's investments. The use of futures and options on futures may produce a loss for the fund, even when used only for hedging purposes.

Foreign Securities Risks. Foreign investments involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

Your Account
--------------------------------------------------------------------------------

Distribution of Shares

Distributor
Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Fund. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan
The Funds have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, each Fund may pay a fee up to 0.25% of the average daily net asset value of Fund shares. The Distributor uses this fee to finance activities that promote the sale of Fund shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The 12b-1 Plan has the effect of increasing the expenses of the shares from what they would otherwise be.

Share Price

--------------------------------------------------------------------------------
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

o    The name of the Fund

o    The dollar amount of shares to be purchased

o    Purchase application or investment stub

o    Check  payable  to  Optimum Q Funds,  or if  paying  by wire,  when wire is received
--------------------------------------------------------------------------------

Shares of each Fund are sold at their net asset value ("NAV"). The NAV for shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m., Eastern time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after a Fund or its agents receives your request in good order. The NYSE is closed most national holidays and Good Friday.

The NAV is determined by adding the value of each Fund's investments, cash and other assets attributable, subtracting the liabilities attributable for that Fund and then dividing the result by the total number of shares outstanding in the Fund.

Each Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Adviser under the supervision of the Trust's Board of Trustees.

The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of the Fund's shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the NAV of the Fund, the Fund will value any foreign securities held at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of the Fund's securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust's Board of Trustees.

Buying Shares

Minimum Investments
----------------------------------- --------------------------
Initial Purchase                    Subsequent Purchases
----------------------------------- --------------------------
$1,000 - IRAs                                 $250
$2,500 - all other accounts                   $250
----------------------------------- --------------------------


Timing of Requests
Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that same day. Requests received after the close of trading on the NYSE will receive the next business day's NAV.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business. The Funds may authorize one or more financial intermediary to accept on their behalf purchase and redemption orders that are in good order. In addition, these financial intermediary may designate other financial intermediaries to accept purchase and redemption orders on a Fund's behalf.


Methods of Buying
--------------------------------- ---------------------------------------- ---------------------------------------
                     To Open an Account To Add to an Account
--------------------------------- ---------------------------------------- ---------------------------------------
By Telephone                      You may not use telephone transactions   If you have completed the "Telephone
                                  for your initial purchase of a Fund's    Purchase Option" section of the
                                  shares.  If you have elected the         Account Application Form, call the
                                  "Telephone Exchange Option" on a         Funds (toll-free) at 1-XXX-XXX-XXXX
                                  Optimum Q Fund, you may call that Fund   to place your order. You will then be
                                  (toll-free) at 1-XXX-XXX-XXXX to         able to move money from your bank
                                  request an exchange into another         account to your Fund account upon
                                  Optimum Q Fund.  See "Exchanging         request.  Only bank accounts held at
                                  Shares."                                 domestic institutions that are
                                                                           Automated Clearing House  ("ACH")
                                                                           members may be used fortelephone
                                                                           transactions. The minimum telephone
                                                                           purchase is $250.

By Mail                           Make your check payable to "Optimum Q    Fill out the investment stub from an
                                  Funds."  Forward the check and your      account statement, or indicate the
                                  application to the address below.  No    Fund name and account number on your
                                  third party checks will be accepted.     check.  Make your check payable to
                                  If your check is returned for any        "Optimum Q Funds." Forward the check
                                  reason, a $25 fee will be assessed       and stub to the address below.
                                  against your account.

By Wire                           Forward your application to Optimum Q    Notify the Funds of an incoming wire
                                  Funds at the address below.  Call        by calling (toll-free)
                                  (toll-free) 1-XXX-XXX-XXXX to obtain     1-XXX-XXX-XXXX.  Use the following
                                  an account number. Wire funds using      instructions:
                                  the instructions to the right.           U.S. Bank, N.A.
                                                                           Milwaukee, WI 53202
                                                                           ABA#:  042000013
                                                                           Credit:  U.S. Bancorp Fund Services,
                                                                           LLC
                                                                           Account #: 112-952-137
                                                                           Further Credit:
                                                                           (name of Fund,)
                                                                           (name/title on the account)
                                                                           (account #)
                                                                           The Funds, Adviser and the Transfer
                                                                           Agent are not responsible for the
                                                                           consequences of delays resulting from
                                                                           the banking or Federal Reserve Wire
                                                                           system, or from incomplete wiring
                                                                           instructions.
Automatic Investment Plan         Open a Fund account with one of the      If you did not set up an Automatic
                                  other methods.  If by mail, be sure to   Investment Plan with your original
                                  include your checking account number     application, call the Funds
                                  on the appropriate section of your       (toll-free) at 1-XXX-XXX-XXXX.
                                  application and enclose a voided check   Additional investments (minimum of
                                  or deposit slip with your initial        $250) will be taken from your
                                  purchase application.                    checking account automatically
                                                                           monthly or quarterly.
Through Your financial            To purchase shares for another           To purchase shares for another
intermediary                      investor, call the Funds (toll-free)     investor, call the Funds (toll-free)
                                  at  1-XXX-XXX-XXXX.                      at 1-XXX-XXX-XXXX.

By Exchange                       Call the Funds (toll-free) at            Call the Funds (toll-free) at
                                  1-XXX-XXX-XXXX to obtain exchange        1-XXX-XXX-XXXX to obtain exchange
                                  information.  See "Exchanging Shares."   information.  See "Exchanging Shares."
--------------------------------- ---------------------------------------- ---------------------------------------

You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail                                   By Overnight Delivery
Optimum Q Funds                           Optimum Q Funds
c/o U.S. Bancorp Fund Services, LLC       c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                              615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701           Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.


Selling Shares

Methods of Selling
-------------------------------------- ---------------------------------------------------------------------------
                                       To Sell Some or All of Your Shares
-------------------------------------- ---------------------------------------------------------------------------
By Telephone                           Call the Funds (toll-free) at 1-XXX-XXX-XXXX to place the order. (Note:
                                       For security reasons, requests by telephone will be recorded.)

By Mail                                Send a letter instructing the Funds to redeem the dollar amount or number of shares you wish.  The letter should contain the Fund's name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.

By Wire                                Call the Funds (toll-free) at 1-XXX-XXX-XXXX to request the amount of money you want. Be sure to have all  necessary information from your bank.
                                       Your bank may charge a fee to receive wired funds.

Systematic                             Withdrawal Plan The Funds offer shareholders a Systematic Withdrawal
                                       Plan. Call the Funds (toll-free) at 1-XXX-XXX-XXXX to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. Note that this plan may deplete your investment and affect your income or yield.

Through Your financial intermediary    Consult your account agreement forinformation on redeeming shares.

By                                     Exchange Call the Funds (toll-free) at
                                       1-XXX-XXX-XXXX to obtain exchange
                                       information. See "Exchanging Shares" for
                                       further information.
-------------------------------------- ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

o    The name of the Fund
o    The number of shares or the dollar amount of shares to be redeemed
o    Signatures  of  all  registered  shareholders  exactly  as the  shares  are registered
o    The account number
--------------------------------------------------------------------------------

Payment of Redemption Proceeds

You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. You may receive the proceeds in one of three ways:

1) We can mail a check to your account's address. You will generally receive the proceeds within seven days after the Fund or its agent receives your request in good order. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.
2) We can transmit the proceeds by Electronic Funds Transfer ("EFT") to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.
3) For a $15 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 10 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
A signature guarantee of each owner is required to redeem shares in the following situations:

o    If you change ownership on your account

o When you want the redemption proceeds sent to a different address than that registered on the account

o If the proceeds are to be made payable to someone other than the account's owner(s)

o Any redemption transmitted by federal wire transfer to a bank other than your bank of record

o If a change of address request has been received by the Transfer Agent within the last 15 days

o    For all redemptions of $50,000 or more from any shareholder account

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from financial intermediary, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission ("SEC"). Notaries cannot provide signature guarantees.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-XXX-XXX-XXXX before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-XXX-XXX-XXXX before making your request to determine what additional documents are required.

Exchanging Shares
You may exchange all or a portion of your investment from one Optimum Q Fund to another. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Funds' transfer agent charges a $5.00 fee for each exchange via telephone. Call the Funds (toll-free) at 1-XXX-XXX-XXXX to learn more about exchanges.

Please Note: The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt a Fund's performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

Retirement and Other Qualified Plans
You may purchase shares of the Funds for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement or roll over assets from your Memorial Drive Retirement Trust or other qualified plan account, call 1-XXX-XXX-XXXX.

General Transaction Policies
The Funds reserve the right to:

o    Vary or waive any minimum investment requirement.

o Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or redemption privileges, for any reason.

o Reject any purchase or exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

o Redeem all shares in your account if your balance falls below a Fund's minimum. If, within 60 days of a Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

o Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

o Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

o Modify or terminate the exchange privilege after 60 days written notice to shareholders.

o Make a "redemption in kind" (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets. In such cases, you may incur brokerage costs in converting these securities to cash.

o Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under "Buying Shares".

In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-XXX-XXX-XXXX to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker/dealer or other financial organization for details.

Distributions and Taxes
--------------------------------------------------------------------------------

Dividends and Distributions
Each Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized.

Dividends for the All Cap Core Fund and the Balanced Growth are declared and paid at least annually, while dividends for the Capital Conservation Fund are declared and paid monthly. Capital gains, if any, are generally distributed once a year.

All of your dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional shares of the Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund. In such cases, dividends and distributions will be paid in cash.

Taxation
Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account) regardless of whether they are received in cash or reinvested in Fund shares. Dividends paid by a Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the Fund's shareholders as ordinary income. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

Distributions by a Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to shareholders at the applicable long-term capital gains rate, regardless of how long a shareholder has held shares of the Fund.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and how long the shares were held by a shareholder.

A dividend or capital gains distribution declared by a Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

If the value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by each Fund for the preceding year. Distributions by the Funds generally will be subject to state and local taxes. Please note that dividends and distributions are taxable even if reinvested.

Additional tax information may be found in the SAI. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.


Notice of Privacy Policy
--------------------------------------------------------------------------------
The Fund and the Adviser collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.
--------------------------------------------------------------------------------


OPTIMUM QTM FUNDS


Investment Adviser         Independent Accountants            Legal Counsel
MDT Advisers, Inc.                                            Paul, Hastings, Janofsky & Walker, LLP
125 CambridgePark Drive                                       55 Second Street, 24th Floor
Cambridge, MA 02140                                           San Francisco, CA  94105

Custodian                  Administrator, Transfer Agent      Distributor
U.S. Bank, N.A.            and Fund Accountant                Quasar Distributors, LLC
425 Walnut Street          U.S. Bancorp Fund Services, LLC    615 E. Michigan Street
Cincinnati, OH  45202      615 E. Michigan Street             Milwaukee, WI 53202
                           Milwaukee, WI  53202


You can find more information about the Funds in the following documents:
Statement of Additional Information (SAI)
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Funds' annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Funds' performance during the Funds' last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-XXX-XXX-XXXX or by writing to:

Optimum Q Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room in Washington, D.C. 20549-0102 and review and copy documents while you are there. For more information about the operation of the Public Reference Room, contact the SEC by e-mail, publicinfo@sec.gov or by telephone, 1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

                                                  1940 Act File No. 811-21141




                                       Subject to Completion, Dated July 2, 2002

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.






Statement of Additional Information

Dated _________, 2002



Optimum Q Funds


Optimum Q - All Cap Core Fund
Optimum Q - Balanced Growth Fund
Optimum Q - Capital Conservation Fund




This Statement of Additional Information ("SAI") provides general information about Optimum Q - All Cap Core Fund, Optimum Q - Balanced Growth Fund and Optimum Q - Capital Conservation Fund (each a "Fund", together the "Funds"), each a series of Optimum Q Funds. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated __________, 2002, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write or call the Fund at the address or telephone number below.

Optimum Q Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-XXX-XXX-XXXX


                        ---------------------------------
                                TABLE OF CONTENTS
                        ---------------------------------


Organization of the Trust and the Funds........................................3

   DESCRIPTION OF THE FUNDS....................................................3

Investments Policies, Strategies and Associated Risks..........................4

   TEMPORARY INVESTMENTS......................................................17
   FUNDAMENTAL INVESTMENT LIMITATIONS.........................................17

Management of the Funds.......................................................18

   BOARD OF TRUSTEES..........................................................18
   BOARD COMMITTEES...........................................................19
   BOARD INTEREST IN THE FUNDS................................................20
   CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP..........20
   INVESTMENT ADVISER.........................................................21

Distribution and Shareholder Servicing........................................22

   DISTRIBUTOR................................................................22
   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN................................22
   SERVICE PROVIDERS..........................................................23

Code of Ethics................................................................23

Valuation of Shares...........................................................23

Purchase and Redemption of Shares.............................................24

Portfolio Transactions........................................................24

Tax Considerations............................................................26

Calculation of Performance Data...............................................28

Counsel.......................................................................29

Independent Accountants and Financial Statements..............................29

APPENDIX......................................................................30


Organization of the Trust and the Funds
Optimum Q Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on June 26, 2002. The Trust's Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes. The Funds are currently the only series of the Trust and currently consists of a single class of shares of beneficial interest. The Funds are each diversified series and have their own investment objectives and policies. The Trust may start more series or classes and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Funds represents equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of a Fund. In the event of the dissolution or liquidation of a Fund, the holders of shares of a Fund are entitled to share pro rata in the net assets of a Fund available for distribution to shareholders.

Description of the Funds
The Funds are each open-end, diversified investment companies, or mutual funds, with different investment objectives and strategies. The Funds' investment objectives are described in the prospectus together with each principal strategy. Below are the Funds' non-principal strategies and other securities in which the Funds may invest. The Optimum Q - All Cap Core Fund, typically invests primarily, if not entirely, in equity securities, while the Optimum Q - Capital Conservation Fund typically invests primarily, if not entirely, in fixed-income securities. The Optimum Q - Balanced Growth Fund invests in proportion of equity and fixed-income securities between these two extremes. As a consequence, it is expected that the Optimum Q - All Cap Core Fund will incur more risk than the Optimum Q - Balanced Growth Fund, which will in turn incur more risk than the Optimum Q - Capital Conservation Fund.

Investments Policies, Strategies and Associated Risks
The following discussion supplements the description of the Funds' investment objectives and strategies set forth in the Fund summaries contained in the Prospectus. Except for the fundamental investment limitations listed below (see "Fundamental Investment Limitations"), the Funds' investment strategies and policies are not fundamental and may be changed by sole action of the Trust's Board of Trustees, without shareholder approval. Furthermore, these policies, strategies and risks pertain to all of the Funds. While each Fund is permitted to hold securities and engage in various strategies as described hereafter, none are obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with the Funds' investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, a Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, a Fund intends to sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Other Investment Companies
Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. As a shareholder of another investment company, each Fund bears, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations

Equity Securities
The All Cap Core Fund and the Balanced Growth Fund invest in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Debt Securities" below.

To the extent the Funds invest in the equity securities of small or medium-size companies, they will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

Debt Securities
The Balanced Growth Fund and Capital Conservation Fund invest in debt securities, including debt securities convertible into common stock. Debt purchased by each Fund will be as described in the Prospectus. Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. Each Fund may invest in high yield debt securities or "junk bonds" that are considered high risk. Special tax considerations are associated with investing in high-yield securities structures as zero coupon or "pay-in-kind" securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

The payment of principal and interest on most debt securities purchased by a fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. For a more detailed description of ratings, please see the Appendix.

U.S. Government Obligations. The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Diversification of Investments
Each Fund may not purchase the securities of any one issuer (other than the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

Borrowings
Each Fund may borrow funds to meet redemptions, for other emergency purposes, or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by a Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Securities Lending
The Funds may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. Any securities that a Fund may receive as collateral will not become part of a Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which a Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and a Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Restricted and Illiquid Securities
The Funds may invest up to 15% of their net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on a Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Foreign Equities
The Balanced Growth Fund and the Capital Conservation Fund may invest in foreign securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a Fund's net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and that may ultimately be available for distribution.

Other differences between investing in foreign companies and the U.S. include:

o    information is less publicly available;

o there is a lack of uniform financial accounting standards applicable to foreign companies;

o    market quotations are less readily available;

o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;

o    there is generally a lower foreign securities market volume;

o    it is likely that foreign securities may be less liquid or more volatile;

o    there are generally higher foreign brokerage commissions;

o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and

o    the mail service between countries may be unreliable.

Emerging Market Countries
Although there is no current intention to do so, the Funds may also invest in emerging market countries or developing countries. Developing countries may impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, Funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week. Furthermore, some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involve a high degree of risk.

Derivatives
Each Fund may be invested in derivative securities. The Funds may invest in a wide range of derivatives, including call and put options, futures, and forward contracts, for hedging purposes as well as direct investment.

Buying Call and Put Options. Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that a Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost. By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. The Funds have the ability to write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as a is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by a Fund is "covered" if such Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash and high grade debt securities in a segregated account with its custodian bank. A Fund may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of that Fund. A Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and such Fund has not entered in to a closing purchase transaction.

As a writer of an option, a Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause a Fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to a Fund's ability to close out the option it has written.

A Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, a Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When a Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Funds may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Funds' ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same securities as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Funds to use cash or proceeds from the investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

Funds realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option. Likewise, a Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

Writing Over-the-Counter ("OTC") Options. The Funds have the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Futures Contracts. The Funds have the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin." Thereafter, a Fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the level of the stock index.

Risks Associated With Options and Futures. A Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a particular Fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund's initial investment in such a contract.

The Commodity Futures Trading Commission ("CFTC") and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Fund's strategies for hedging its securities.

Often, futures purchased or sold by a Fund will be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. A Fund's investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

When-Issued Purchases, Delayed Delivery and Forward Commitments
The Funds may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day that Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Short Sales
Although not currently part of any of the Fund's investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities. A Fund must borrow the security to deliver it to the buyer. A Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Adviser anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales "against the box," a transaction in which a Fund enters into a short sale of a security owned by such Fund. A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position. A Fund receives the net proceeds from the short sale.

Mortgage-Backed and Asset-Backed Securities
The Funds may invest in residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities"). These securities are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average-weighted maturity of each Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Mortgage-backed securities such as collateralized mortgage obligations ("CMOs") may also be purchased. There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose a Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e. credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage  asset-backed  securities  do not  have  the  benefit  of the  same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Warrants
The Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Stripped Securities
A Fund may have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Repurchase Agreements
The Funds may have a portion of their net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its net assets, a Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to a Fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement. The Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that the Adviser has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Temporary Investments
When the Adviser believes market or economic conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the Funds, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Fundamental Investment Limitations
Unless otherwise noted, each of the Funds has adopted and is subject to identical fundamental investment limitations. The following restrictions may only be changed if the change is approved by holders of a majority of a Fund's outstanding voting securities. As used in this SAI, "a majority of a Fund's outstanding voting securities" means (i) more than 50% of the Fund's outstanding voting shares or (ii) 67% or more of the Fund's voting shares present at a shareholder meeting if more than 50% of the Fund's outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

Each Fund may not:

1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that a Fund may purchase securities issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

2. Make loans if, as a result, more than 33 1/3% of any Fund's total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities
     (iv) loan money to other Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4. Issue senior securities to the Funds' presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5. Borrow money in an amount exceeding 33 1/3% of the value of each Fund's total assets, provided that each Fund may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the1940 Act.

6. Concentrate its investments in any one industry or sector if, as a result, more than 80% of a Fund's assets will be invested in such industry or sector. This restriction, however, does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. Each Fund has adopted policies of concentrating in securities issued by companies within a wide range of industries and sectors consisting of all categories, the selection of which will vary at any given time.

7. Invest in other investment companies except as permitted by the 1940 Act, as amended.

Management of the Funds

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees of the Trust. The Board of Trustees consists of three individuals, two of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds. The Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.


Independent Trustees
------------------------ ----------- ------------- ----------------------- ------------------ --------------
   Name, Address and Age Position(s)    Term of    Principal Occupation(s)  # of Portfolios       Other
                          Held with    Office and   During Past Five Years  in Fund Complex   Trusteeships
                             Fund      Length of                              Overseen by        Held by
                                      Time Served                               Trustee          Trustee
------------------------ ----------- ------------- ----------------------- ------------------ --------------
                         Independent Indefinite                                    3
                         Trustee     term; Since
                                     August 2002
Age: __
------------------------ ----------- ------------- ----------------------- ------------------ --------------
                         Independent Indefinite                                    3
                         Trustee     term; Since
                                     August 2002
Age: __
------------------------ ----------- ------------- ----------------------- ------------------ --------------

Interested Trustees and Officers
------------------------ ----------- ------------- ----------------------- ------------------ --------------
   Name, Address and Age Position(s)    Term of    Principal Occupation(s)  # of Portfolios       Other
                          Held with    Office and   During Past Five Years  in Fund Complex   Trusteeships
                             Fund      Length of                              Overseen by        Held by
                                      Time Served                               Trustee          Trustee
------------------------ ----------- ------------- ----------------------- ------------------ --------------
R. Schorr Berman*        Trustee,    Indefinite                                    3
125 CambridgePark Drive  President   Term;
Cambridge, MA 02140      and         Since August
Age: __                  Chairperson 2002
------------------------ ----------- ------------- ----------------------- ------------------ --------------
John F. Sherman          Secretary   Indefinite                                   N/A         N/A
125 CambridgePark Drive              Term;
Cambridge, MA 02140                  Since August
Age: __                              2002
------------------------ ----------- ------------- ----------------------- ------------------ --------------
John C. Duane            Treasurer   Indefinite                                   N/A         N/A
125 CambridgePark Drive              Term;
Cambridge, MA 02140                  Since 2002
Age: __
------------------------ ----------- ------------- ----------------------- ------------------ --------------
--------------------------

* This Trustee is considered an "interested persons" as defined in the 1940 Act because of his affiliation with the Adviser.

Board Committees
The Board of Trustees has three standing committees as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually. Because the Trust is newly formed, the Audit Committee has not had reason to meet yet. The Audit Committee is comprised of all of the Independent Trustees.

Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. Because the Trust is newly formed, the Nominating Committee has not had reason to meet yet. The Nominating Committee is comprised of all of the Independent Trustees. There are no policies in place regarding nominees recommended by shareholders.

Valuation Committee. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available. Because the Trust is newly formed, the Valuation Committee has not had reason to meet yet. Mr. Berman and Mr. Sherman comprise the Valuation Committee.

Compensation
For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $_______ per year and $___ per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their service as Trustees. The members of the Trust's Board of Trustees receive the following compensation:

                                                                                             Total
                                Aggregate       Pension or Retirement Estimated Annual Compensation from
                          Compensation From the  Benefits Accrued as    Benefits Upon    Trust Paid to
  Name of Person/Position         Trust         Part of Fund Expenses    Retirement         Trustees
------------------------- --------------------- --------------------- ---------------- -------------------
Independent Trustee             $_________               None               None           $_________
------------------------- --------------------- --------------------- ---------------- -------------------
Independent Trustee             $_________               None               None           $_________
------------------------- --------------------- --------------------- ---------------- -------------------
R. Schorr Berman                   None                  None               None              None
Interested Trustee

----------------------------

Board Interest in the Funds

     As of August 31, 2002, the Trustees beneficially owned the following amounts in the Funds.

           Key
A.       $1-$10,000
B.       $10,001-$50,000
C.       $50,001-$100,000
D.       over $100,000


                   Dollar Range of Equity Securities Beneficially Owned (1)
--------------------- --------- ----------------- --------------- --------------------------------------
                                                                    Aggregate Dollar Range of Equity
                                                                  Securities Beneficially Owned in All
                                                                     Registered Investment Companies
                       All Cap        Capital                       Overseen by Trustee in Family of
Name of Trustee       Core Fund Conservation Fund Balanced Growth         Investment Companies
--------------------- --------- ----------------- --------------- --------------------------------------
Independent Trustee                   None                                        None

Independent Trustee                   None                                        None

R. Schorr Berman
Interested Trustee                    None                                        None


(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of August 31, 2002, all Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934) less than 1% of shares of the Funds.


Control Persons, Principal Shareholders, and Management Ownership
As of August 31, 2002, for organizational purposes only, _________ owned 100% of the outstanding shares of each of the Funds. Control persons are persons deemed to control the Funds because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of a Fund. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding shares.

Investment Adviser
MDT Advisers, Inc. (the "Adviser") is a Massachusetts corporation, registered with the SEC that serves as the investment adviser to each of the Funds. The
Adviser provides investment management services for individuals and institutional clients including pension and profit sharing plans and has in excess of $500 million in assets under management, which includes privately managed accounts.

On ___________________, the Board of the Trustees of the Trust, on behalf of the Funds, approved an initial two-year investment advisory agreement (the "Agreement") with the Adviser. After the initial two years, this Agreement may continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, it must also be approved by a majority of the Trustees of Trust who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. Ultimate decisions as to the investment policy are made by the Trust's officers and the Trustees.

Under the Agreement, the Adviser is responsible for the day-to-day management of each of the Funds in accordance with their investment objectives and strategies. Furthermore, the Adviser is ultimately responsible for the investment performance of each of the Funds because it allocates each Fund's assets among the various asset classes and/or sectors and monitors the Funds for any necessary re-balancing or re-allocation. For its services, the Adviser is entitled to receive the following fees:

-------------------------------------------------- ---------------------------
Fund                                               Annual Advisory Fee
                                                   (as a % of  average daily
                                                   net assets)
-------------------------------------------------- ---------------------------
Optimum Q - All Cap Core Fund                      0.75%
Optimum Q - Balanced Growth Fund                   0.75%
Optimum Q - Capital Conservation Fund              0.40%
-------------------------------------------------- ---------------------------

In addition to the services provided by the Adviser pursuant to the Agreement, the Adviser may, from time to time, provide the Funds with office space for managing their affairs, with the services of required personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Funds for any costs incurred.

The Adviser has also entered into an Expense Waiver and Reimbursement contract in which it has agreed to keep each of the Fund's expenses to a certain minimum (as described in the Fee Tables for the Funds). Under the Expense Waiver and Reimbursement contract, the Adviser may recapture waived or reimbursed expenses for a three-year period under specified conditions. This contract is in effect for one year and expires on ________________, 2002

Each Fund is actively managed and has no restrictions upon portfolio turnover. Each Fund's rate of portfolio turnover may be greater than that of many other mutual funds. A 100% annual portfolio turnover would be achieved if each security in a Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from that Fund, whether reinvested or otherwise.

Distribution and Shareholder Servicing

Distributor
Quasar Distributors, LLC (the "Distributor"), a Delaware limited liability company, is the distributor for the shares of the Funds pursuant to a Distribution Agreement (the "Agreement"), among the Trust, Adviser and Distributor dated _______________, 2002. The Agreement was approved by the Board of Trustees, on ___________, 2002. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis. The Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

Distribution and Shareholder Servicing Plan
The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act on behalf of each of the Funds. The Plan authorizes payments of up to 0.25% of average daily net assets by each Fund in connection with the distribution of shares.

Payments may be made by shares under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Funds, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without the Plan, the Funds may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Fund's expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from the Fund at an annual rate of up to 0.25% of the average daily net assets of the shares covered by their respective agreements for shareholder support pursuant to the Plan. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

Service Providers
The Trust entered into a series of agreements whereby certain parties will provide various services to the Funds.

U.S. Bancorp Fund Services, LLC ("USBFS") acts as transfer agent to the Funds. USBFS's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Funds, day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of Shares sold in each State for "Blue Sky" purposes and assistance in the preparation of the Funds' registration statement under federal and state securities laws.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of _______, 2002 ("Custody Agreement"), whereby the Custodian provides custody services on behalf of the Funds and receives fees from the Funds on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated _______, 2002, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including the preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Funds' expense accruals and performing securities valuations and, from time to time, monitoring the Funds' compliance with their investment objectives and restrictions. Pursuant to the Funds' Administration Servicing Agreement, USBFS is entitled to receive from the Funds a fee, computed daily and payable monthly, in a minimum annual amount of $___________ for the Funds.

Code of Ethics
The Trust, the Adviser and the Distributor have adopted Codes of Ethics that govern the conduct of employees of the Trust, the Adviser and the Distributor who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by a Fund or other Advisory clients; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

Valuation of Shares
Shares of the Funds are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Funds. The Funds' NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's securities that its NAV might be materially affected. For a description of the methods used to determine the share price, see "Valuation of Fund Shares" in the Funds' Prospectus.

Purchase and Redemption of Shares
Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of each Fund are sold without a sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of a Fund, you must invest the initial minimum investment as described in the Prospectus. However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)'s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

Each of the Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds' shareholders. Each Fund, however, reserves the right to lower or waive the amount of this fee.

Redemption In Kind
The Funds do not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

Portfolio Transactions
Assets of a Fund are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities (consisting principally of shares of other mutual funds) and for taking all steps necessary to implement securities transactions on behalf of a Fund.

The Adviser is authorized to allocate the Funds' securities transactions to the Distributor and to other broker-dealers who help distribute the Funds' shares. In connection with its duties to arrange for the purchase and sale of portfolio securities, the Adviser will select such broker-dealers who will, in the Adviser's judgment, implement each Fund's policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the Adviser will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the Adviser is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the sub-adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Adviser is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and
(b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Adviser as its investment adviser or having the same administrator or principal underwriter as the Funds. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Funds to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Funds recognize that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to a Fund or other accounts of the Adviser, and that such research received by such other accounts may or may not be useful to the Funds.

The Adviser will cause the Funds to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which the Distributor as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of a Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Funds' Board of Trustees, including a majority of the Funds' Board of Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Trust may also enter into arrangements, commonly referred to as "brokerage/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion a Fund's custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The Board of Trustees will review quarterly the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each of the Funds. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by a Fund are reasonable in relation to the benefits received by a Fund taking into account the competitive practices in the industry.

Tax Considerations
The following is a summary of certain tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here are not intended as substitutes for careful tax planning. You should consult your personal tax adviser to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

Distributions of Net Investment Income
The Funds each receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gain
Distributions of net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Distributions of the short-term capital gain will be ordinary income to a Fund, and, in turn to you, upon its distribution by such Fund. Distributions of a net long-term capital gain to a Fund will be long-term capital gain to a Fund, and, in turn, to you upon its distribution by such Fund, regardless of how long you have held your shares in that Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Funds.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain dividends from a Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

Information on the Tax Character of Distributions
The Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund.

Election to be Taxed as a Regulated Investment Company
Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of the Funds as regulated investment companies if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as ordinary dividend income to the extent of a Fund's earnings and profits.

Excise Tax Distribution Requirements
To avoid federal excise taxes, the Code requires the Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as if received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares
Redemptions (including redemptions "in-kind") and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of Fund shares held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Securities
Some states grant tax-free status to dividends paid to you from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations
If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by a Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities
The Funds may each invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Funds.

Calculation of Performance Data
The Funds may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.

Average Annual Total Return
Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period, and is computed according to the following formula:

                                                    P(1+T)n  =  ERV

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

                                                    P(1+T)n  =  ATVD

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Fund distributions but not after taxes on redemption.


                                                    P(1+T)n  =  ATVDR

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Fund distributions and redemption.

All performance figures are based on historical results and are not intended to indicate future performance.

Counsel
Paul, Hastings, Janofsky & Walker, LLP, 55 Second Street, 24th Floor, San Francisco, California, 94105 serves as counsel to the Trust and has passed upon the legality of the shares offered by the Funds' Prospectus.

Independent Accountants and Financial Statements
_________________________, has been selected as the independent accountants of the Trust. As such, it is responsible for auditing the financial statements of the Fund. Because the Fund is new, no financial statements are available at this time.

NDIX


Commercial Paper Ratings

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

     "A-1" - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

     "A-3" - Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     "B" - Issues rated `B' are regarded as having only speculative capacity for timely payment.

     "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     "D" - Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

     Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade to indicate the relative repayment ability of rated issuers:

     "Prime-1" - Issuers  rated  Prime-1  (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Fitch's short-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

     Short-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to Short-term ratings other than `F1'. `NR' indicates that Fitch does not rate the issuer or issue in question.

     `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     Thomson Bank Watch assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BankWatch Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

     Thomson Bank Watch ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

|X|  Government guarantees

|X|  Government or quasi-government ownership or control

|X|  The degree of concentration in the banking system

|X|  Government precedent

     As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail' but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

     These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

"TBW-1"                                                                   "LC-1"
The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2"                                                                   "LC-2"
The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

"TBW-3"                                                                   "LC-3"
The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4"                                                                   "LC-4"
The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Standard & Poor's

     Standard & Poor's issue credit ratings based in varying degrees, on the following considerations:

     1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2.   Nature of and provisions of the obligation; and

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "BB," "B," "CCC," "CC," And "C" - Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

     The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "c" - The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

     "p" - The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     * - Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     "r"- The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R. - Not Rated - Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

          Moody's uses the following categories for long-term obligations.

     "Aaa" - Bonds that are rated "Aaa" to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds that are rated "Baa" considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Fitch's long-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

     Long-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

Investment Grade

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90%, and 'D' the lowest recovery potential, i.e. below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect for repaying all obligations.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, or to categories below `CCC'.

`NR' indicates that Fitch does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     Long-Term Debt Ratings assigned by Thomson Financial BankWatch also weigh heavily government ownership and support. The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what we believe are short-term performance aberrations.

     Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BankWatch Long-Term Debt Ratings are based on the following scale:

Investment Grade

"AAA"                                                                   "LC-AAA"
Indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA"                                                                     "LC-AA"
Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

"A"                                                                       "LC-A"

Indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB"                                                                   "LC-BBB"
The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. "BBB" issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest

"BB"                                                                     "LC-BB"
While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

"B"                                                                       "LC-B"
Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

"CCC"                                                                   "LC-CCC"
Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

"CC"                                                                     "LC-CC"

"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

"D"                                                                       "LC-D"
Default.

Municipal Note Ratings

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     o Amortization schedule- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     o Source of payment- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

     "SP-1" - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - Speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1

     This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.




                                 OPTIMUM Q FUNDS
                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)  Declaration of Trust

     (i)  Certificate of Trust-- Filed herewith.

     (ii) Agreement and Declaration of Trust-- To be filed by amendment.

(b)  Bylaws-- To be filed by amendment.

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.

(d)  Investment Advisory Agreements-- To be filed by amendment.

(e)  Underwriting Agreement-- To be filed by amendment.

(f)  Bonus or Profit Sharing Contracts-- Not applicable.

(g)  Custody Agreement-- To be filed by amendment.

(h)  Other Material Contracts

     (i)  Fund Administration Servicing Agreement-- To be filed by amendment.

     (ii) Transfer Agent Servicing Agreement-- To be filed by amendment.

     (iii) Fund Accounting Servicing Agreement-- To be filed by amendment.

     (iv) Power of Attorney-- To be filed by amendment.

(i)  Opinion and Consent of Counsel-- To be filed by amendment.

(j)  Consent of Independent Public Accountants-- To be filed by amendment.

(k)  Omitted Financial Statements-- Not applicable.

(l)  Agreement Relating to Initial Capital-- To be filed by amendment.

(m)  Rule 12b-1 Plan-- To be filed by amendment.

(n)  Rule 18f-3 Plan-- Not applicable.

(o)  Reserved.

(p)  Code of Ethics-- To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article X of the Registrant's Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser.

     MDT Advisers, Inc. serves as the investment adviser for the Registrant. The business and other connections of MDT Advisers will be set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of MDT Advisers to be filed with the SEC.

Item 27. Principal Underwriter.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:


----------------------------------------- ------------------------------------------------
          Advisors Series Trust                  Investors Research Fund, Inc.
----------------------------------------- ------------------------------------------------
           AHA Investment Funds                            IPS Funds
----------------------------------------- ------------------------------------------------
           Alpine Equity Trust                        Jacob Internet Fund
----------------------------------------- ------------------------------------------------
           Alpine Series Trust                    The Jensen Portfolio, Inc.
----------------------------------------- ------------------------------------------------
         Brandes Investment Trust                 Kayne Anderson Mutual Funds
----------------------------------------- ------------------------------------------------
      Brandywine Advisors Fund, Inc.               Kit Cole Investment Trust
----------------------------------------- ------------------------------------------------
     Builders Fixed Income Fund, Inc.             Light Revolution Fund, Inc.
----------------------------------------- ------------------------------------------------
            CCM Advisors Funds                         The Lindner Funds
----------------------------------------- ------------------------------------------------
       CCMA Select Investment Trust                       LKCM Funds
----------------------------------------- ------------------------------------------------
           Country Mutual Funds                       Monetta Fund, Inc.
----------------------------------------- ------------------------------------------------
            Cullen Funds Trust                        Monetta Trust, Inc.
----------------------------------------- ------------------------------------------------
     The Dessauer Global Equity Fund             1-800-MUTUALS Advisor Series
----------------------------------------- ------------------------------------------------
              Everest Funds                       MW Capital Management Funds
----------------------------------------- ------------------------------------------------
        First American Funds, Inc.                   PIC Investment Trust
----------------------------------------- ------------------------------------------------
First American Insurance Portfolios, Inc.      Professionally Managed Portfolios
----------------------------------------- ------------------------------------------------
  First American Investment Funds, Inc.              Purisima Funds Trust
----------------------------------------- ------------------------------------------------
   First American Strategy Funds, Inc.                  Quintara Funds
----------------------------------------- ------------------------------------------------
     First American Closed End Funds      Rainier Investment Management Mutual Funds
----------------------------------------- ------------------------------------------------
             FFTW Funds, Inc.                     RNC Mutual Fund Group, Inc.
----------------------------------------- ------------------------------------------------
     Fleming Mutual Fund Group, Inc.                   SAMCO Funds, Inc.
----------------------------------------- ------------------------------------------------
         Fort Pitt Capital Funds                       SEIX Funds, Inc.
----------------------------------------- ------------------------------------------------
           Glenmede Fund, Inc.                   TIFF Investment Program, Inc.
----------------------------------------- ------------------------------------------------
       Harding, Loevner Funds, Inc.              Trust for Investment Managers
----------------------------------------- ------------------------------------------------
           Hennessy Funds, Inc.              TT International U.S.A. Master Trust
----------------------------------------- ------------------------------------------------
     The Hennessy Mutual Funds, Inc.                     Wexford Trust
----------------------------------------- ------------------------------------------------
              Investec Funds                             Zodiac Trust
----------------------------------------- ------------------------------------------------


(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- ----------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- ----------------------------
Suzanne E. Riley   Secretary                        None
------------------ -------------------------------- ----------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- ----------------------------
Bob Kern           Board Member                     None
------------------ -------------------------------- ----------------------------
Paul Rock          Board Member                     None
------------------ -------------------------------- ----------------------------
Jennie Carlson     Board Member                     None
------------------ -------------------------------- ----------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.

                                         (2)                      (3)
                                  Net Underwriting          Compensation on             (4)               (5)
             (1)                    Discounts and            Redemption and          Brokerage           Other
Name of Principal Underwriter        Commission               Repurchases           Commissions      Compensation
------------------------------ ------------------------ ------------------------- ---------------- ------------------
Quasar Distributors, LLC         None                     None                      None             None
------------------------------

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                    Are located at:
-------------------                     ---------------

Registrant's Fund Administrator,        U.S. Bancorp Fund Services, LLC
Fund Accountant, and Transfer Agent     615 East Michigan Street
                                        Milwaukee, WI  53202

Registrant's Investment Adviser         MDT Advisers, Inc.
                                        125 CambridgePark Drive
                                        Cambridge, MA 02140

Registrant's Custodian                  U.S. Bank, N.A.
                                        425 Walnut Street
                                        Cincinnati, OH  54202

Item 29. Management Services Not Discussed in Parts A and B.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Cambridge and the State of Massachusetts on the 2nd day of July, 2002.

                                             OPTIMUM Q FUDNS


                                        By:  /s/ R. Schorr Berman
                                        -------------------------------
                                            R. Schorr Berman
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on July 2nd, 2002 by the following persons in the capacities indicated.


Signature                           Title


/s/ R. Schorr Berman                        President and Trustee
------------------------------------
R. Schorr Berman



                                 EXHIBIT INDEX

      Exhibit                                                 Exhibit No.
      -------                                                 -----------
      Registrant's Certificate of Trust                       EX-99.a.1.